Stock-Based Compensation (Summary of Nucor's Restricted Stock Awards and Units Under AIP And LTIP) (Detail) (AIP and LTIP [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
AIP and LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	94	141	240
Granted, Shares	122	118	131
Vested, Shares	(144)	(165)	(230)
Canceled, Shares
Unvested at end of period, Shares	72	94	141
Shares reserved for future grants	1,360	1,482	1,600
Unvested at beginning of year, Grant Date Fair Value	$ 42.46	$ 44.62	$ 50.75
Granted, Grant Date Fair Value	$ 42.20	$ 46.41	$ 44.82
Vested, Grant Date Fair Value	$ 41.62	$ 47.13	$ 51.13
Canceled, Grant Date Fair Value
Unvested at end of period, Grant Date Fair Value	$ 43.72	$ 42.46	$ 44.62